Note 12 - Subsequent Events	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
12.
       Subsequent Events

(a)	In
August 2017,
the Company entered into a
five
-year interest rate swap agreement for a notional amount of
$5
million. Under the terms of the swap agreement, the Company will receive the
3
-month LIBOR rate and pay
1.40%,
1.75%,
1.85%,
2.32%
and
2.32%
during each of the
five
years of the agreement, respectively.
(b)	In
September 2017,
the Company entered into a memorandum of agreement to purchase the M/V EM Athens and EM Oinousses, both feeder size containership vessels of
2,506
teu built in
2000.
In
October 2017,
the Company exercised its option to purchase from Euromar
two
additional container vessels, the M/V EM Corfu, a feeder size containership vessel of
2,556
teu built in
2001,
and the M/V Akinada Bridge, a post-panamax size container vessel of
5,600
teu built in
2001.
The Company has secured financing for the acquisitions of the four
vessels with a combination of debt and equity. The M/V EM Oinousses, M/V EM Corfu and M/V Akinada Bridge are expected to be delivered to the Company within
2017,
while M/V EM Athens was delivered within
October, 2017.
All
four
vessels are to be acquired for a combined amount of about
$25
million from Euromar, a wholly-owned subsidiary of the Company that previously was partially owned by the Company (see Note
12
(c) below).
(c)	In
September 2017,
the Company acquired the
85.714%
interest in Euromar it did
not
already own for nominal cost. As a result of the acquisition, Euromar, which was a joint venture between the Company and two
private equity firms, became a wholly-owned subsidiary of the Company. The Company has provided no
guarantees to Euromar's lenders, and
none
of the lenders has any recourse against the Company. Euromar owns three
other vessels, all of which are feeder containerships. The Company’s “Other Investment” to Euromar LLC, referring to the undistributed Escrowed Funds (
$4,000,000
), was released to Euroseas in
September 2017.